Note 24 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
In R$, except when otherwise indicated	2018	(i)	2017	(i)	2016	(i)

Fair value of options granted	5.62		6.51		6.21
Share price	18.04		19.80		17.18
Exercise price	18.04		19.80		17.18
Expected volatility	26.2%		26.7%		27.0%
Vesting year	5		5		5
Expected dividends	5%		5%		5%
Risk-free interest rate	9.6	% (ii)	10.1	% (ii)	12.4	% (ii)

Disclosure of the number of share options [text block]
Thousand options	2018	2017	2016

Options outstanding at January 1 st	135,221	131,244	121,770
Options issued during the period	19,899	20,435	24,806
Options exercised during the period	(9,988)	(13,548)	(11,613)
Options forfeited during the period	(3,804)	(2,910)	(3,719)
Options outstanding at ended year	141,328	135,221	131,244

Disclosure of weighted average exercise prices of share options [text block]
In R$ per share	2018	2017	2016

Options outstanding at January 1 st	15.27	13.87	12.36
Options issued during the period	18.04	19.82	17.18
Options forfeited during the period	18.55	17.88	12.83
Options exercised during the period	7.47	5.81	2.52
Options outstanding at ended period	16.16	15.27	13.87
Options exercisable at ended period	2.25	3.78	3.66

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Thousand deferred shares	2018	2017	2016

Deferred shares outstanding at January 1 st	16,300	19,260	19,056
New deferred shares during the period	426	794	7,329
Deferred shares granted during the period	(3,429)	(2,874)	(6,118)
Deferred shares forfeited during the period	(989)	(880)	(1,007)
Deferred shares outstanding at ended year	12,308	16,300	19,260
Thousand deferred shares	2018	2017	2016

Restricted shares outstanding at January 1st	–	–	–
New restricted shares during the period	13,055	–	–
Restricted shares granted during the period	(296)	–	–
Restricted shares forfeited during the period	(103)	–	–
Restricted shares outstanding at ended year	12,656	–	–